Reverse Recapitalization - Schedule of Zoomcar Inc Shares (Details) - shares	12 Months Ended
	Mar. 31, 2024		Dec. 31, 2008	Dec. 31, 2024	[1]	Mar. 31, 2023	[1],[2]
Schedule of Zoomcar Inc Shares [Line Items]
Common shares	632,373	[1],[2]	482,681	6,771,662		5,342
Preferred stock			21,842,458
Redeemable NCI - Shares of Zoomcar India Private Limited			754,169
Issue of common shares on conversion of SSCPN			4,248,173
Total			27,327,481
Zoomcar, Inc. Shares [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Common shares	16,987,064
Preferred stock	99,309,415
Redeemable NCI - Shares of Zoomcar India Private Limited	10,848,308
Common shares issued to shareholders of Zoomcar, Inc. [Member]
Schedule of Zoomcar Inc Shares [Line Items]
Common shares	5,342
Preferred stock	218,425
Redeemable NCI - Shares of Zoomcar India Private Limited	7,542
Issue of common shares on conversion of SSCPN	42,482
Total	273,791

[1]	Prior period numbers have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-100 that became effective October 21, 2024. (Refer Note 4)
[2]	As at March 31, 2023, the amount of Common stock presented as zero represents decimal value less than $1.